Cover	Mar. 08, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2023
Entity File Number	001-40197
Entity Registrant Name	FRONTIER ACQUISITION CORP.
Entity Central Index Key	0001842223
Entity Tax Identification Number	98-1578395
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	667 Madison Avenue
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	310
Local Phone Number	364-0110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	FRONU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	FRON
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	FRONW
Security Exchange Name	NASDAQ